Income tax	12 Months Ended
Mar. 31, 2015
Income tax
Income tax

17Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2013, 2014 and 2015. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In January 2015, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. During the year ended March 31, 2014, withholding tax of RMB6,000 was levied on dividends distributed by the Company’s PRC subsidiary to the holding company outside the PRC. As of March 31, 2014 and 2015, the Company has provided RMB3,900 and RMB9,100 (US$1,468) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of March 31, 2015, such unremitted earnings that may be subject to the withholding tax amounted to RMB953,111 (US$153,752) and the related unrecognized deferred tax liability was RMB95,311 (US$15,375).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

The PRC	260,462	316,933	284,288	45,860
Non-PRC	(102,277)	(126,009)	(129,168)	(20,836)

Income before income tax expense	158,185	190,924	155,120	25,024

(a)Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Current tax expense	38,737	50,000	48,239	7,782
Deferred tax benefit	(194)	8,398	(912)	(147)
Total income tax expense	38,543	58,398	47,327	7,635

(b)Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Income before income tax expense	158,185	190,924	155,120	25,024

Computed “expected” tax expense	39,546	47,731	38,780	6,256
Non-PRC entities not subject to income tax	25,569	31,502	32,292	5,209
PRC dividend withholding tax	—	9,887	5,200	839
Non-taxable income	—	(1,874)	—	—
Tax rate differential, preferential tax	(26,015)	(29,011)	(29,663)	(4,785)
Others	(557)	163	718	116

Actual income tax expense	38,543	58,398	47,327	7,635

(c)Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	6,812	9,975	1,609
Non-current accounts receivable	6,406	8,871	1,431
Inventories	2,293	2,278	367
Others	1,226	678	109

Net deferred tax assets	16,737	21,802	3,516

Deferred tax liabilities:
Deferred revenue	(96)	(86)	(14)
Property, plant and equipment	(4,988)	(5,107)	(823)
PRC dividend withholding tax	(3,900)	(9,100)	(1,468)
Intangible assets	(30,138)	(28,982)	(4,675)

Deferred tax liabilities	(39,122)	(43,275)	(6,980)

Net deferred tax liabilities	(22,385)	(21,473)	(3,464)

Classification on consolidated balance sheets:
Current deferred tax assets	7,664	10,270	1,657
Current deferred tax liabilities	(3,900)	(9,100)	(1,468)
Non-current deferred tax assets	1,789	2,618	422
Non-current deferred tax liabilities	(27,938)	(25,261)	(4,075)

Net deferred tax liabilities	(22,385)	(21,473)	(3,464)

For the years ended March 31, 2013, 2014 and 2015, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2010 to 2014 are open to examination by the PRC state and local tax authorities.